Accrued Expenses and Other Liabilities (Details) - Schedule of Accrued Expenses and Other Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 4,135,618	$ 2,298,339
VAT and other taxes payable	601,034	1,022,940
Investment consideration payable	189,906	647,529
Accrued expenses	410,999	348,836
Interest payable	6,766	148,046
Accrued expenses and other liabilities	$ 5,344,323	$ 4,465,690